Diversified Return U.S. Small Cap Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	110 Months Ended	116 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.63%	14.58%
JP MORGAN DIVERSIFIED FACTOR US SMALL CAP EQUITY INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.09%	8.76%	9.69%
RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	8.79%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.95%	8.55%	9.47%
Performance Inception Date	Nov. 15, 2016
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.46%	8.06%	9.04%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.52%	6.62%	7.61%